Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2022	2021
Operating cash flows from operating leases	$770	$702

Schedule of supplemental balance sheet information related to leases
	December 31,
	2022	2021
Operating Leases
Operating lease right-of-use assets	$2,711	$2,953

Current lease liabilities	$529	$519
Non-current lease liabilities	2,382	3,089
Total lease liabilities	$2,911	$3,608

Weighted Average Remaining Lease Term
Operating leases	5.7 years	6.7 years

Weighted Average Discount Rate
Operating leases	7.13%	7.33%

Schedule of maturities of lease liabilities
Operating leases
Year ending December 31,
2023	$709
2024	604
2025	550
2026	524
2027 and thereafter	1,143
Total undiscounted lease payments	3,530
Less - imputed interests	(619)
Present value of lease liabilities	2,911